Finance Lease Receivables, Net - Summary of Movement of Allowance for Finance Lease Receivables (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Balance at the beginning of the year	¥ 32,216,759	$ 4,670,991	¥ 23,726,420
Additions	51,609,763	7,482,712	25,839,117
Charge-offs	(61,655,256)	(8,939,172)	(17,348,778)
Balance at the end of the year	¥ 22,171,266	$ 3,214,531	¥ 32,216,759